UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10503______

_______BlackRock New York Municipal 2018 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

Portfolio of Investments
March 31, 2006 (unaudited)

BlackRock New York Municipal 2018 Term Trust (BLH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.3%
			Multi-State—7.2%
A3	$ 4,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$ 4,257,920

			New York—135.0%
NR	450		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/25	05/15 @ 102	429,714
			Dorm. Auth. RB,
AA	1,000		Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,074,540
AA-	1,800	[4]	City Univ. Proj., Ser. A, 5.125%, 7/01/11	N/A	1,923,696
AAA	3,455	[4]	Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/08	N/A	3,607,746
AA-	295		Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/18	02/08 @ 102	303,316
AAA	110		Mental Hlth. Svcs. Proj., Ser. A, 5.50%, 8/15/20, MBIA	08/11 @ 100	118,490
AAA	1,030	[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,118,312
AAA	1,480	[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,606,895
AA-	1,170	[4]	Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/09	N/A	1,230,009
AA-	2,060		Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/19	07/09 @ 101	2,128,557
AAA	1,000		Willow Towers, Inc. Proj., 5.25%, 2/01/22	08/12 @ 101	1,060,820
Aaa	1,320		East Rochester Hsg. Auth. RB, 5.20%, 12/20/24	12/11 @ 101	1,372,153
BBB	2,450		Jefferson Cnty. Ind. Dev. Agcy. Sld. Wst. Disp. RB, 5.20%, 12/01/20	12/13 @ 100	2,449,829
AAA	1,900		Long Island Pwr. Auth. Elec. Sys. RB, Zero Coupon, 6/01/18, FSA	No Opt. Call	1,123,413
AAA	5,000		Met. Transp. Auth. RB, Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,317,750
A-	4,000		New York City Ind. Dev. Agcy. Civic Fac. RB, YMCA of Greater New York Proj.,
			5.25%, 8/01/21	02/11 @ 100	4,128,480
B-	1,000		New York City Indl. Dev. Agcy. RB, 7.50%, 8/01/16	No Opt. Call	1,097,990
			New York City Transl. Fin. Auth. RB,
AAA	1,090	[4]	5.00%, 5/01/09	N/A	1,144,402
AAA	805		5.00%, 5/01/19	05/09 @ 101	835,397
AAA	3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,161,160
			New York City GO,
A+	4,000		Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,252,800
A+	5,000		Ser. G, 5.75%, 8/01/18	08/12 @ 100	5,466,700
AA-	3,500		New York Urban Dev. Corp. RB, Correctional Facs. Proj., 5.00%, 1/01/19	01/08 @ 102	3,592,085
AA	4,180		Niagra Cnty. Ind. Dev. Agcy. Civic Fac. RB, Niagara Univ. Proj., Ser. A, 5.35%,
			11/01/23, RAA	11/11 @ 101	4,445,346
AA	4,130		Oneida Hlth. Care Corp. RB, Residential Hlth. Care Proj., 5.30%, 2/01/21, RAA	02/11 @ 101	4,332,329
AA	3,875		Orange Cnty. Ind. Dev. Agcy. Civic Fac. RB, St. Luke’s Hosp. Newburg Proj., Ser. A,
			5.375%, 12/01/21, RAA	12/11 @ 101	4,112,382
			Port Auth. of NY & NJ RB,
AAA	3,885		Ser. 126, 5.00%, 11/15/18, FGIC	05/12 @ 101	4,018,255
Caa2	2,600		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	05/06 @ 100	2,613,026
BBB	4,000		Rockland Tobacco Asset Sec. Corp. Tobacco Settlement RB, 5.625%, 8/15/35	08/12 @ 100	4,066,280
AAA	3,000	[4]	TSASC, Inc., Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	3,315,000
AAA	3,710		Westchester Cnty. Ind. Dev. Agcy. Civic Fac. RB, Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	3,947,477

					79,394,349

			Puerto Rico—8.1%
BBB	2,000		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	2,058,260
Aaa	2,500	[4]	Pub. Fin. Corp. RB, Ser. E, 5.70%, 2/01/10	N/A	2,679,300

					4,737,560

			Total Long-Term Investments (cost $83,156,233)		88,389,829

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.4%
250	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $250,000)	$ 250,000

	Total Investments —150.7% (cost $83,406,2335)	88,639,829
	Other assets in excess of liabilities —2.7%	1,574,153
	Preferred shares at redemption value, including dividends payable —(53.4)%	(31,408,130)

	Net Assets Applicable to Common Shareholders —100%	$ 58,805,852

[1]		Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
	[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
	[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2006, the Trust held 7.2% of its net assets, with a current market value of $4,257,920, in securities restricted as to resale.
	[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
	[5]	Cost for Federal income tax purposes is $83,408,889. The net unrealized appreciation on a tax basis is $5,230,940, consisting of $5,239,857 gross unrealized appreciation and $8,917 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance
FSA	—	Financial Security Assurance	RB	—	Revenue Bond
GO	—	General Obligation

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___ BlackRock New York Municipal 2018 Term Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006